NEWBUILDINGS - Vessels and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Balance as of December 31, 2023	$ 54,777
Balance as of June 30, 2024	31,421
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installments paid	50,218
Capitalized interest expense	1,548
Other	1,203
Transfer to vessels and equipment	(76,325)
Kamsarmax
Movement in Property, Plant and Equipment [Roll Forward]
Installments paid	50,200
Capitalized interest expense	$ 1,500